Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0002084031
Registrant Name	RegenLab USA, Inc.
Registration File Number	333-299144
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES